PROPERTY, PLANT AND EQUIPMENT - Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT
Impairment loss	$ 5,332,000	$ 5,299,000	$ 12,474,000
Reversal of impairment loss	3,024,000	9,027,000	4,753,000
Property, Plant and Equipment | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Carrying amount subject to impairment assessment	30,198,000	109,581,000
Property, Plant and Equipment | Accumulated impairment
PROPERTY, PLANT AND EQUIPMENT
Carrying amount subject to impairment assessment	36,008,000	35,168,000
Right-of-use assets
PROPERTY, PLANT AND EQUIPMENT
Impairment loss	776,000	3,523,000	7,617,000
Reversal of impairment loss	3,131,000	7,439,000	$ 7,511,000
Right-of-use assets | Gross carrying amount
PROPERTY, PLANT AND EQUIPMENT
Carrying amount subject to impairment assessment	24,130,000	105,300,000
Right-of-use assets | Accumulated impairment
PROPERTY, PLANT AND EQUIPMENT
Carrying amount subject to impairment assessment	$ 22,159,000	$ 26,108,000
Minimum
PROPERTY, PLANT AND EQUIPMENT
Remaining lease term	1 year
Pre-tax discount rate	8.10%	8.50%
Growth rate per annum	0.00%
Maximum
PROPERTY, PLANT AND EQUIPMENT
Remaining lease term	5 years
Pre-tax discount rate	19.60%	24.20%
Growth rate per annum	3.00%